INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (BENEFIT)

A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	2024	2023
Statutory US Federal tax rate	21.0%	21.0%
Permanent differences:
State and local income taxes, net of Federal benefit	0.0%	0.0%
Stock compensation	-7.0%	-11.1%
Other	0.0%	-0.1%
Temporary differences	-0.4%	-1.3%
Valuation allowance	-13.6%	-8.5%
Total	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are comprised of the following:

	2024	2023
Deferred tax asset attributable to:
Net operating loss carryover	$4,299,000	$2,529,000
Valuation allowance	(4,299,000)	(2,529,000)
Net deferred tax asset	$-	$-